Average Annual Total Returns - FidelityShortDurationHighIncomeFund-RetailPRO - FidelityShortDurationHighIncomeFund-RetailPRO - Fidelity Short Duration High Income Fund	Jun. 29, 2024
Fidelity Short Duration High Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.26%
Past 5 years	3.99%
Past 10 years	3.05%
Fidelity Short Duration High Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.56%
Past 5 years	2.19%
Past 10 years	1.24%
Fidelity Short Duration High Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.00%
Past 5 years	2.28%
Past 10 years	1.51%
ML221
Average Annual Return:
Past 1 year	11.56%
Past 5 years	4.92%
Past 10 years	4.10%
F1879
Average Annual Return:
Past 1 year	11.89%
Past 5 years	5.21%
Past 10 years	4.18%